Segment Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment information
16. SEGMENT INFORMATION
We operate in one operating segment, and therefore one reportable segment, focused on the discovery and development of therapeutic proteins and antibodies that modulate the activity of GPCRs. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The determination of a single segment is consistent with the consolidated financial information regularly reviewed by the Chief Executive Officer as chief operating decision maker (“CODM”) in evaluating financial performance and deciding how to allocate resources on a consolidated basis. The significant expense categories outlined below align with the segment-level information that is regularly provided to the CODM. When evaluating the Company’s financial performance, the CODM reviews one measure of profitability, net loss, and makes decisions using this information.
No segment asset information is provided below as the CODM is focused on how expenses impact ending cash by period and overall cash runway. Any review of segment assets, which would focus on cash and cash equivalents, would be at the same level as the consolidated balance sheet.

The following table presents the segment net loss and significant segment expenses for the years ended December 31, 2024, and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Employee-related expenses:
Research and development employee-related expenses	$11,135	$10,351
General and administrative employee-related expenses	5,553	3,240
External research and development expenses:
Research and pre-clinical expenses	8,477	8,321
Clinical and development expenses	15,380	7,202
Chemistry, manufacturing, and control expenses	3,570	8,947
Non employee-related general and administrative expenses	8,733	3,988
Other segment items 1	5,134	774

Net loss	$57,982	$42,823

1
Other segment expenses include stock-based compensation, depreciation and amortization, changes in the fair value of the SAFE liabilities, loss on the issuance of SAFEs, interest income, and interest expense.